CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Preferred Share Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 154,201,294	$ 84,955,111	$ 36,473,952
Ending balance	154,449,407	154,201,294	84,955,111
Series A-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	5,473,957	5,473,957	5,473,957
Ending balance	5,473,957	5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	3,000,000	3,000,000	3,000,000
Ending balance	3,000,000	3,000,000	3,000,000
Series B convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	27,999,995	27,999,995	27,999,995
Ending balance	27,999,995	27,999,995	27,999,995
Series C-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	48,727,343	48,481,159
Issuance of Preferred Shares			48,258,313
Accretion of Preferred Shares to redemption value	248,113	246,184	222,846
Ending balance	48,975,456	48,727,343	$ 48,481,159
Series C-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	18,999,999
Issuance of Preferred Shares		18,999,999
Ending balance	18,999,999	18,999,999
Series C-3 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	50,000,000
Issuance of Preferred Shares		50,000,000
Ending balance	$ 50,000,000	$ 50,000,000